PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
PREPAID EXPENSES AND OTHER ASSETS [Text Block]

7. PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets are comprised of:

	2018	2017

Prepaid expenses	$1,464	$1,352
Foreign exchange forward contracts designated as cash flow hedges	-	550
Loyalty reward currency inventory	2,154	58
Current portion of deferred costs	-	3
Prepaid expenses and current portion of other assets	$3,618	$1,963

Non-current portion of loyalty reward currency inventory	$-	$2,661
Other assets	$-	$2,661

The loyalty reward currency inventory was classified as current and is expected to be sold to loyalty program members during 2019.